S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 09, 2026
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered into among us, our sponsor, our directors and officers, members of our advisory board, each will agree to restrictions on their ability to transfer, assign, or sell the founder shares (and any shares of Class A common stock issuable upon conversion thereof), the private shares (including component securities as well as any securities underlying those component securities), as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions(2)	Exceptions to Transfer Restrictions
Founder shares(1)	The completion of our initial business combination.	American Ventures Sponsor I LLC, Eric Newman and [ ]	Transfers permitted (a) to our officers, directors, advisors, any affiliate or family member of any of our officers, directors, advisors, any members or partners of the sponsor or their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or stockholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the State of Florida or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement (a transfer permitted by clauses (a) through (j) of this sentence is referred to as a “Permitted Transfer”).
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions(2)	Exceptions to Transfer Restrictions
Private shares	The completion of our initial business combination.	American Ventures Sponsor I LLC and Eric Newman [and [ ]]	The securities are not transferable or saleable except in each case (a) to the subscriber’s officers or directors, any affiliates or family members of any of the subscriber’s officers or directors, any members of the sponsor, or any affiliates of the sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by virtue of the laws of the State of New York or Subscriber’s partnership agreement in the event of a subscriber’s liquidation; (f) in the event of the Company’s liquidation prior to the consummation of a Business Combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by the sponsor and the Subscriber with respect to such securities.

Any units, warrants, shares of common stock or any other securities convertible into, or exercisable or exchangeable for, any units, shares of common stock, founder shares or warrants	The completion of the initial business combination	American Ventures Sponsor I LLC and Eric Newman

The lock-up period can be waived with the prior written consent of JonesTrading. See “Underwriting — Lock-ups.”

Our sponsor, officers and directors are also subject to separate transfer restrictions pursuant to the letter agreement described in the immediately preceding paragraphs.

(1)	The founder shares beneficially owned by the members of our advisory board will be subject to the same transfer restrictions as the founder shares are directly held by the sponsor, because the members of our advisory board will hold their founder shares indirectly through membership interests in our sponsor.

(2)	Any permitted recipient of the subject securities during the restricted period will generally be subject to the restrictions set forth herein.

In order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private shares or any of our other securities held by our sponsor, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue shares of Class A common stock upon conversion of the shares of Class B common stock at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions protecting holders of Class B common stock, as set forth herein.